Other current operating assets and liabilities (Tables)	6 Months Ended
Jun. 30, 2024
Subclassifications of assets, liabilities and equities [abstract]
Schedule of Other Current Operating Assets and Liabilities

(CHF in millions)	6/30/2024	12/31/2023

Prepaid expenses	29.4	20.8
Indirect taxes (VAT/GST) receivables	36.3	26.6
Other current assets	29.8	13.7
Other current operating assets	95.5	61.2

(CHF in millions)	6/30/2024	12/31/2023

Accrued expenses	163.4	81.2
Accrued personnel expenses	10.4	20.0
Indirect taxes (VAT/GST) payables	30.6	24.0
Social security payables	17.5	6.7
Other payables	17.1	16.5
Other current operating liabilities	10.7	8.0
Other current operating liabilities	249.9	156.4